Investment Risks - SIT EMERGING MARKETS DEBT FUND	Feb. 05, 2025
EMERGING MARKETS DEBT FUND - Class F Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk — The risk that emerging market debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended (the Code) for classification as a regulated investment company (RIC).
EMERGING MARKETS DEBT FUND - Class F Prospectus | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk — As a result of the Fund's investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund's active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Foreign Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — The Fund's use of futures contracts, forward contracts, options, swaps and credit-linked notes is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described above, and leverage risk is described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts, options, credit-linked notes and swap agreements is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Structured Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured Securities Risk — The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.
EMERGING MARKETS DEBT FUND - Class F Prospectus | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk — The risk that emerging market debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended (the Code) for classification as a regulated investment company (RIC).
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk — As a result of the Fund's investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund's active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Foreign Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — The Fund's use of futures contracts, forward contracts, options, swaps and credit-linked notes is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described above, and leverage risk is described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts, options, credit-linked notes and swap agreements is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Structured Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured Securities Risk — The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.